Segment Information - Total Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Add: assets held for sale	$ 0	$ 1,676
Less: equity investee total assets	(113,825)	(112,053)
Total consolidated assets	279,926	269,928
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	393,751	380,305
Operating Segments | Transportation
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	251,948	236,340
Operating Segments | Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	27,978	31,912
Operating Segments | CWI
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 113,825	$ 112,053